PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

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7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2015	2016
Medical equipment	$77,095	$100,514
Leasehold improvements	55,242	67,542
Computer equipment and application software	11,734	15,740
Furniture and fixtures	8,380	10,557
Motor vehicles	944	1,389
Construction in progress	4,936	4,058

Less: accumulated depreciation and amortization	53,309	69,630

Property and equipment, net	$105,022	$130,170

Depreciation expenses charged to the consolidated statement of operations for the years ended March 31, 2014, 2015 and 2016 were $8,874, $14,691 and $19,625, respectively.